SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details)	Dec. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 108,018
Less: valuation allowance	(108,018)
Net deferred tax assets